Business Segment Information	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

13. Segment and Corporate Information

The Company has identified three operating segments, North America Segment, EMEALA and Asia-Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. For reporting purposes, the Company has aggregated the EMEALA and Asia-Pacific operating segments as the “International Segment.” The segments are aggregated due to their similar economic characteristics. These characteristics include same services provided and same products sold, the same type of patient population, similar methods of distribution of products and services and similar economic environments. The General Partner's management board member responsible for the profitability and cash flow of each segment's various businesses supervises the management of each operating segment. The accounting policies of the segments are the same as those the Company applies in preparing the consolidated financial statements under U.S. GAAP.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters overhead charges, including accounting and finance, etc. (“Corporate”), because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement are centrally managed at Corporate by Global Manufacturing Operations. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the three-months periods ended March 31, 2014 and 2013 is set forth below.

	North America Segment	International Segment	Segment Totals	Corporate	Total
Three months ended March 31, 2014

Net revenue external customers	$2,392,907	$1,160,898	$3,553,805	$9,787	$3,563,592
Inter - segment revenue	1,280	-	1,280	(1,280)	-
Revenue	2,394,187	1,160,898	3,555,085	8,507	3,563,592
Depreciation and amortization	(87,649)	(45,021)	(132,670)	(34,497)	(167,167)
Operating income	335,562	180,446	516,008	(71,113)	444,895
Income (loss) from equity method investees	10,551	1,971	12,522	-	12,522
Segment assets	14,860,218	6,267,649	21,127,867	2,294,810	23,422,677
thereof investments in equity method investees	300,110	433,802	733,912	-	733,912
Capital expenditures, acquisitions and investments (1)	204,899	64,637	269,536	67,252	336,788

Three months ended March 31, 2013

Net revenue external customers	$2,287,250	$1,168,652	$3,455,902	$8,019	$3,463,921
Inter - segment revenue	1,075	-	1,075	(1,075)	-
Revenue	2,288,325	1,168,652	3,456,977	6,944	3,463,921
Depreciation and amortization(2)	(80,407)	(45,900)	(126,307)	(30,046)	(156,353)
Operating income (3)	366,048	191,617	557,665	(64,352)	493,313
Income (loss) from equity method investees(4)	3,118	1,690	4,808	-	4,808
Segment assets	14,044,466	5,896,442	19,940,908	2,198,755	22,139,663
thereof investments in equity method investees	239,689	361,738	601,427	-	601,427
Capital expenditures, acquisitions and investments (5)	112,332	82,702	195,034	24,537	219,571

(1) International acquisitions exclude $7,569 of non-cash acquisitions for 2014.
(2) Depreciation in the amount of $895 relating to research and development has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(3) Certain items, in the net aggregate amount of $5,006, relating to research and development, compensation expense and income from equity method investees have been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation as applicable.
(4) Income (loss) from equity method investees in the amount of $396 has been reclassified between the North America Segment, the International Segment and Corporate to conform to the current year’s presentation.
(5) International acquisitions exclude $3,690 of non-cash acquisitions for 2013.